Share-Based Payments - Additional Information (Detail)					12 Months Ended
	Jul. 20, 2018 JPY (¥)	Jan. 01, 2018 JPY (¥)	Jul. 18, 2017 JPY (¥)	Jun. 15, 2015 shares	Dec. 31, 2018 JPY (¥) yr shares	Dec. 31, 2017 JPY (¥) yr	Jul. 18, 2017 JPY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 JPY (¥) shares	Dec. 31, 2014 JPY (¥) shares	Dec. 31, 2013 JPY (¥) shares	Dec. 31, 2012 JPY (¥) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of common shares represented by each stock option | shares									500	500	500	500
Exercise price of outstanding stock options									¥ 1,320	¥ 1,320	¥ 344	¥ 344
Stock option vesting condition						25% of stock options per year over a period of four years from the grant date and are exercisable from the vesting date until July 18, 2027.			Vest after two years from the grant date and are exercisable for a period of eight years from the vesting date.	Vest after two years from the grant date and are exercisable for a period of eight years from the vesting date.	Vest after two years from the grant date and are exercisable for a period of eight years from the vesting date.	Vest after two years from the grant date and are exercisable for a period of eight years from the vesting date.
Stock option vesting period						4
Cancellations or modifications					0	0		0
Weighted average remaining contractual life					6.6	7.8		6.7
Fair value of options granted in 2017 on a per-common-share basis			¥ 1,545				¥ 1,545
Stock options exercise price			¥ 3,840				3,840
Common shares [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Voting rights under dual class structure of share capital									Each common share has one vote per unit of 100 shares
Class A shares [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Voting rights under dual class structure of share capital									Each class A share has one vote per unit of 10 shares
Common stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
options granted during the years						23,860
Shares granted during the period						2,386,000
Stock options exercise price						¥ 4,206
Cancellations or modifications					983,200	7,000		239,500
Common stock options [member] | Grant Date One [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of stock options converted to other class due to amendment of articles of incorporation | shares				24,724
Common stock options [member] | Grant Date Two [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of stock options converted to other class due to amendment of articles of incorporation | shares				6,949
Class A stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of common shares represented by each stock option | shares					500
E S O P equity settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Shares granted during the period	260,133	26,946	262,069		287,079	262,069
Cancellations or modifications					35,091	10,767
Weighted average remaining contractual life | yr					1.2	1.5
Stock options exercise price	¥ 5,130	¥ 4,865	¥ 3,840				3,840
E S O P cash settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Weighted average remaining contractual life | yr					1.2	1.5
Stock options exercise price	¥ 5,130	¥ 4,865	¥ 3,840		¥ 3,775	¥ 4,595	¥ 3,840
Granted during the period	543,733	58,660	567,056		602,393	567,056
Liabilities associated Cash-settled J-ESOP					¥ 12,000,000	¥ 0		¥ 0
Current liabilities from share based payment transactions					758,000,000	400,000,000
Non current liabilities from share based payment transactions					¥ 669,000,000	¥ 434,000,000
Bottom of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Stock option vesting period							5.5		2	2	2	2
Top of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Stock option vesting period							7.0		8	8	8	8